Properties And Equipment (Schedule Of Properties And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 273,505	$ 256,541
Less accumulated depreciation	(180,550)	(164,607)
Net properties and equipment	92,955	91,934
Land [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	1,392	1,363
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	52,328	47,831
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	20,381	20,165
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	71,121	69,299
Computer Software [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	49,110	47,184
Furniture And Fixtures [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	71,167	68,394
Projects Under Development [Member]
Property, Plant and Equipment [Line Items]
Total properties and equipment	$ 8,006	$ 2,305